Subsequent Events (Details) - CLP ($) $ in Millions		12 Months Ended
	Jan. 07, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Cash payments		$ 665,397	$ 861,178
Central Bank of Chile announced description		The Central Bank of Chile announced on January 27, 2021, a third stage of this financing mechanism called FCIC3. FCIC 3 will come into effect on March 1, 2021 and there will be an access limit per bank of US$ 2 billion.
Non-adjusting events after reporting period [member]
Subsequent Events (Details) [Line Items]
Cash payments	$ 3,689
Percentage of company contribution	100.00%
Non-adjusting events after reporting period [member] | Santander Asesorias Financieras Limitada [Member]
Subsequent Events (Details) [Line Items]
Cash payments	$ 0
Non-adjusting events after reporting period [member] | Banco Santander Brasil S,A, [Member]
Subsequent Events (Details) [Line Items]
Cash payments	$ 37